Cover	Jun. 15, 2023
Cover [Abstract]
Entity Registrant Name	3Forces Inc.
Entity Central Index Key	0001730732
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 15, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	AZ
Entity File Number	333-230070
Entity Tax Identification Number	81-4128534
Entity Address Address Line 1	7702 E Doubletree Ranch Rd
Entity Address Address Line 2	Unit 300
Entity Address City Or Town	Scottsdale
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85258
City Area Code	480
Local Phone Number	902-3062
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false